Financial Instruments - Summary of Consolidated Net Monetary Assets (Liabilities) by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Monetary assets	$ 4,126	$ 3,802
Monetary liabilities	14,504	15,859
Net monetary assets (liabilities)	(10,378)	(12,057)
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(6,524)	(7,033)
Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(824)	(924)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,884)	(2,223)
British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(516)	(613)
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(630)	(1,264)
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	1,683	1,627
Monetary liabilities	1,859	2,184
Net monetary assets (liabilities)	(176)	(557)
Mexico [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(149)	(157)
Mexico [member] | Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(27)	(400)
Mexico [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
United States [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	648	651
Monetary liabilities	2,893	2,679
Net monetary assets (liabilities)	(2,245)	(2,028)
United States [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(2,248)	(2,030)
United States [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	3	2
Europe, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	1,216	1,491
Monetary liabilities	2,699	3,087
Net monetary assets (liabilities)	(1,483)	(1,596)
Europe, Middle East and Africa [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(16)	(5)
Europe, Middle East and Africa [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(606)	(660)
Europe, Middle East and Africa [member] | British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(601)	(710)
Europe, Middle East and Africa [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(260)	(221)
SCA&C [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	241	274
Monetary liabilities	701	730
Net monetary assets (liabilities)	(460)	(456)
SCA&C [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(24)	(61)
SCA&C [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
SCA&C [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(436)	(395)
Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	338	(241)
Monetary liabilities	6,352	7,179
Net monetary assets (liabilities)	(6,014)	(7,420)
Other Operations [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(4,087)	(4,780)
Other Operations [Member] | Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(797)	(524)
Other Operations [Member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,278)	(1,563)
Other Operations [Member] | British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	85	97
Other Operations [Member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	$ 63	$ (650)